CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 18,908	$ 14,797
Short-term and restricted bank deposits	5,661	7,630
Short-term marketable securities and accrued interest	2,480	543
Trade receivables (net of allowance for doubtful accounts of $2,437 and $2,732 at December 31, 2014 and 2015, respectively)	25,622	31,056
Other receivables and prepaid expenses	4,405	6,244
Inventories	16,778	14,736
Total current assets	73,854	75,006
LONG-TERM ASSETS:
Long-term marketable securities	50,294	58,684
Long-term and restricted bank deposits and accrued interest	3,034	4,066
Deferred income tax assets	2,216	4,192
Severance pay funds	16,086	17,835
Total long-term assets	71,630	84,777
PROPERTY AND EQUIPMENT, NET	4,090	3,856
INTANGIBLE ASSETS, NET	4,024	2,996
GOODWILL	36,222	33,749
Total assets	189,820	200,384
CURRENT LIABILITIES:
Short-term bank loans and current maturities of long-term bank loans	5,338	4,686
Trade payables	7,304	10,111
Other payables and accrued expenses	17,951	15,758
Deferred revenues	12,885	10,233
Total current liabilities	43,478	40,788
LONG-TERM LIABILITIES:
Accrued severance pay	16,377	17,908
Long-term bank loans, net of current maturities	6,032	5,105
Deferred revenues and other liabilities	6,480	2,862
Total long-term liabilities	$ 28,889	$ 25,875
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2014 and 2015; Issued: 54,785,756 and 55,009,730 shares at December 31, 2014 and 2015, respectively; Outstanding: 42,380,158 and 37,841,603 shares at December 31, 2014 and 2015, respectively	$ 112	$ 125
Additional paid-in capital	238,525	235,760
Treasury stock at cost- 12,405,598 and 17,168,127 shares at December 31, 2014 and 2015, respectively	(60,542)	(41,032)
Accumulated other comprehensive loss	(137)	(261)
Accumulated deficit	(60,505)	(60,871)
Total equity	117,453	133,721
Total liabilities and equity	$ 189,820	$ 200,384